UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6265

        Nuveen Pennsylvania Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 0.4%

$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter	No Opt. Call	AA-	$ 1,061,150
	& Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations - 21.9%

10,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon	3/12 at 100.00	AA-	10,218,000
	University, Series 2002, 5.125%, 3/01/32

2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Chatham	9/08 at 102.00	BBB	2,056,180
	College, Series 1998A, 5.250%, 9/01/18

2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue	1/12 at 100.00	AAA	2,049,340
	Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 - AMBAC Insured

3,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Haverford College, Series 2000, 5.750%,	11/10 at 101.00	AA	3,314,010
	11/15/29

1,315	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,449,130
	2003, 5.250%, 8/01/18 - FGIC Insured

1,000	Harveys Lake General Municipal Authority, Pennsylvania, College Revenue Bonds, College of	11/09 at 100.00	A	1,056,770
	Misericordia Project, Series 1999, 6.000%, 5/01/19 - ACA Insured

	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, The Student
	Cooperative Association Inc./Indiana University of Pennsylvania Student Union Project, Series
	1999B:
815	0.000%, 11/01/15 - AMBAC Insured	No Opt. Call	AAA	513,532
815	0.000%, 11/01/16 - AMBAC Insured	No Opt. Call	AAA	486,205
815	0.000%, 11/01/17 - AMBAC Insured	No Opt. Call	AAA	459,464
815	0.000%, 11/01/18 - AMBAC Insured	No Opt. Call	AAA	434,477
815	0.000%, 11/01/19 - AMBAC Insured	No Opt. Call	AAA	410,141

8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds,	11/11 at 100.00	Aaa	8,140,480
	Series 2001, 5.000%, 12/15/30 - MBIA Insured

5,000	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Revenue	6/12 at 100.00	Aaa	5,309,800
	Bonds, Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University,	1/13 at 100.00	A1	1,042,490
	Series 2002, 5.000%, 1/01/20

2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003,	7/13 at 100.00	AA	3,151,503
	5.375%, 1/01/20 - RAAI Insured

5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series 2001,	7/11 at 100.00	AA	5,160,850
	5.375%, 7/01/31 - RAAI Insured

2,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/12	No Opt. Call	AA	2,262,960

6,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Revenue Bonds, Series 1998, 5.000%,	9/08 at 100.00	AA+	6,063,780
	9/15/28

1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa3	1,820,661
	Bucknell University, Series 2002A, 5.250%, 4/01/18

195	Wilkes-Barre General Municipal Authority, Pennsylvania, College Revenue Refunding Bonds, College of	12/04 at 100.00	N/R	196,164
	Misericordia, Series 1992B, 7.750%, 12/01/12

	Healthcare - 7.3%

1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2002,	11/12 at 100.00	AAA	1,219,308
	5.250%, 11/01/15 - AMBAC Insured

1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,272,988
	Series 2004A, 5.500%, 11/01/24

2,500	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke's Hospital	8/13 at 100.00	BBB	2,488,925
	of Bethlehem, Series 2003, 5.375%, 8/15/33

9,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System, Series	1/11 at 101.00	A	9,512,550
	2001A, 6.000%, 1/15/31

1,175	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	11/04 at 101.00	BBB	1,186,280
	Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23

1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital, Series	7/12 at 100.00	AAA	1,784,575
	2002A, 5.250%, 7/01/13 - AMBAC Insured

1,000	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/12 at 100.00	BBB+	1,032,490
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

	Housing/Multifamily - 0.4%

960	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1992C,	2/05 at 100.00	A2	961,363
	7.125%, 8/01/13 (Alternative Minimum Tax)

	Housing/Single Family - 3.6%

2,305	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	No Opt. Call	Aaa	383,944
	Program, Single Family Mortgage Revenue Bonds, Series 1994Z, 0.000%, 5/01/27 (Alternative Minimum
	Tax)

225	Berks County Redevelopment Authority, Pennsylvania, Senior Single Family Mortgage Revenue Bonds,	No Opt. Call	A+	231,689
	Series 1986A, 8.000%, 12/01/17 (Alternative Minimum Tax)

5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997-59A,	10/07 at 101.50	AA+	5,195,700
	5.750%, 10/01/23 (Alternative Minimum Tax)

2,210	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B,	10/11 at 100.00	AAA	2,269,582
	5.450%, 10/01/32 (Alternative Minimum Tax)

960	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	4/07 at 102.00	AAA	1,002,442
	6.250%, 10/01/28 (Alternative Minimum Tax)

	Industrials - 4.3%

5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	5,110,150
	Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)

5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,	No Opt. Call	AAA	5,737,550
	5.500%, 7/01/12 - AMBAC Insured

	Long-Term Care - 2.5%

1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series	12/12 at 100.00	AA	1,513,920
	2003A, 5.000%, 12/01/26 - RAAI Insured

3,225	Montgomery County Higher Education and Health Authority, Pennsylvania, Mortgage Revenue Bonds,	1/06 at 101.00	BBB	3,243,350
	Waverly Heights Project, Series 1996, 6.375%, 1/01/26

1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	1,573,200
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured

	Materials - 0.7%

1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National	11/08 at 102.00	N/R	1,782,305
	Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 33.9%

3,550	Allegheny County, Pennsylvania, General Obligation Bonds, Series C-52, 5.250%, 11/01/23 - FGIC	5/11 at 100.00	AAA	3,798,429
	Insured

3,120	Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series C-53, 5.250%, 11/01/20 -	5/11 at 100.00	AAA	3,412,094
	FGIC Insured

	Butler County, Pennsylvania, General Obligation Bonds, Series 2004:
1,200	5.000%, 7/15/16 - FGIC Insured	7/14 at 100.00	AAA	1,317,276
1,000	4.200%, 7/15/21 - FGIC Insured	7/14 at 100.00	AAA	987,250

5,760	Cumberland County, Pennsylvania, Carlisle Area School District, General Obligation Bonds, Series	3/12 at 100.00	Aaa	6,019,200
	2002, 5.000%, 3/01/22 - MBIA Insured

2,200	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%,	5/13 at 100.00	Aaa	2,299,396
	5/15/23 - MBIA Insured

1,000	Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 5.125%, 10/01/19	10/09 at 100.00	AA	1,082,330

1,130	Downington Area School District, Chester County, Pennsylvania, General Obligation Refunding Bonds,	4/11 at 100.00	Aaa	1,213,134
	Series 2001, 4.900%, 4/01/16 - FSA Insured

4,600	Delaware County, Pennsylvania, General Obligation Bonds, Garnet Valley School District, Series	8/11 at 100.00	Aaa	4,733,124
	2001A, 5.000%, 2/15/25 - FGIC Insured

2,750	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds, Series	5/16 at 68.04	AAA	1,029,600
	1998B, 0.000%, 5/01/24 - FSA Insured

6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series	2/12 at 100.00	AAA	7,004,720
	2002, 5.375%, 2/15/18 - FGIC Insured

1,500	Lehigh County, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 11/15/10 - MBIA	No Opt. Call	AAA	1,669,155
	Insured

7,500	Montgomery County, Pennsylvania General Obligation Bonds, Series 1999, 5.000%, 7/15/24	7/09 at 100.00	Aaa	7,715,550

925	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004,	No Opt. Call	AAA	1,046,823
	5.250%, 11/15/12 - FSA Insured

1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds, Series	3/10 at 100.00	AAA	1,095,070
	2000, 5.600%, 3/01/25 - MBIA Insured

1,025	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series	3/13 at 100.00	Aaa	1,095,735
	2003, 5.000%, 9/01/19 - FGIC Insured

4,000	Pennsylvania, General Obligation Bonds, Third Series 2004, 5.000%, 9/01/12	No Opt. Call	AA	4,460,960

1,000	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/15	9/11 at 101.00	AA	1,088,450

4,000	Pennsylvania, General Obligation Refunding Bonds, Second Series 2002, 5.000%, 10/01/11 - FGIC	No Opt. Call	AAA	4,459,120
	Insured

	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A:
1,000	5.000%, 2/15/12 - XLCA Insured	No Opt. Call	AAA	1,101,500
2,585	5.250%, 2/15/13 - XLCA Insured	No Opt. Call	AAA	2,891,917

3,400	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,769,546
	8/01/18 - FGIC Insured

3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds,	No Opt. Call	AAA	3,462,390
	Series 2002A, 5.500%, 9/01/15 - FSA Insured

6,100	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/11 at 100.00	AAA	6,382,125
	2001, 5.250%, 9/15/30 - FGIC Insured

1,590	Red Lion Area School District, York County, Pennsylvania, General Obligation Bonds, Series 2001,	10/11 at 100.00	Aaa	1,691,219
	5.000%, 4/15/20 - FSA Insured

1,230	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	AAA	1,336,838
	District Project, Series 2003, 5.250%, 11/01/21 - FGIC Insured

1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	4/12 at 100.00	AAA	1,564,532
	2001A, 5.000%, 4/01/18 - FSA Insured

4,020	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	2/13 at 100.00	Aa2	4,390,885
	Series 2003, 5.250%, 2/15/19

	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds,
	Series 2003A:
1,700	5.250%, 4/01/19 - MBIA Insured	4/14 at 100.00	AAA	1,874,403
2,050	5.250%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	2,248,379

	Tax Obligation/Limited - 24.2%

5,000	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County	11/12 at 100.00	AAA	5,231,500
	Building Project, Series 2002A, 5.000%, 11/01/22 - MBIA Insured

2,900	Allegheny County Industrial Development Authority, Pennsylvania, Guaranteed Revenue Bonds,	11/12 at 100.00	AAA	2,960,784
	Allegheny County Office Building Project, Series 2002B, 5.000%, 11/01/29 - MBIA Insured

	Port Authority of Allegheny County, Pennsylvania, Special Transportation Revenue Bonds,
	Series 2001:
1,000	5.500%, 3/01/17 - FGIC Insured	3/11 at 101.00	AAA	1,124,530
4,000	5.000%, 3/01/29 - FGIC Insured	3/11 at 101.00	AAA	4,078,040

6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series	No Opt. Call	Aa3	7,063,560
	2002, 5.750%, 7/01/17

8,725	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Refunding Bonds,	6/09 at 100.00	AAA	8,836,418
	Philadelphia Funding Program, Series 1999, 4.750%, 6/15/23 - FGIC Insured

	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
1,500	5.250%, 12/01/15 - MBIA Insured	12/13 at 100.00	AAA	1,682,415
2,600	5.250%, 12/01/17 - MBIA Insured	12/13 at 100.00	AAA	2,892,656
2,125	5.250%, 12/01/18 - MBIA Insured	12/13 at 100.00	AAA	2,352,035

3,650	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.000%, 7/15/41 -	7/11 at 101.00	AAA	3,692,450
	AMBAC Insured

10,935	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series 2001B,	10/11 at 101.00	AAA	11,380,383
	5.250%, 10/01/30 - FSA Insured

2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,956,851
	11/15/17 - FSA Insured

4,000	Pittsburgh and Allegheny County Public Auditorium Authority, Pennsylvania, Regional Asset District,	8/09 at 101.00	AAA	4,063,440
	Sales Tax Revenue Bonds, Series 1999, 5.000%, 2/01/29 - AMBAC Insured

1,090	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Tax Increment Financing District Bonds,	5/09 at 100.00	A2	1,177,320
	Center Triangle Project, Series 1999A, 6.100%, 5/01/19

1,800	Southeastern Transportation Authority, Pennsylvania, Special Revenue Bonds, Series 1999A, 5.250%,	3/09 at 101.00	AAA	1,960,704
	3/01/16 - FGIC Insured

	Transportation - 9.0%

1,460	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series	7/13 at 100.00	A2	1,591,312
	2003, 5.250%, 7/01/17

2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley Airport	5/10 at 100.00	Aaa	2,257,324
	System, Series 2000A, 6.000%, 5/15/30 (Alternative Minimum Tax) - MBIA Insured

5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station	6/12 at 102.00	A	5,729,292
	Parking Garage Project, Series 2002, 5.800%, 6/01/23 (Alternative Minimum Tax) - ACA Insured

2,500	Pennsylvania Turnpike Commission, Pennsylvania Turnpike Revenue Bonds, Series 2001R, 5.000%,	12/11 at 101.00	AAA	2,558,000
	12/01/30 - AMBAC Insured

5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31	6/11 at 101.00	AAA	5,112,450
	(Alternative Minimum Tax) - FGIC Insured

3,250	Philadelphia Parking Authority, Pennsylvania, Airport Parking Revenue Bonds, Series 1999, 5.250%,	9/09 at 101.00	AAA	3,382,048
	9/01/29 - FSA Insured

1,885	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series	No Opt. Call	AAA	2,103,170
	2002, 5.000%, 12/01/12 - AMBAC Insured

	U.S. Guaranteed*** - 12.7%

1,355	Bucks County, Pennsylvania, Bensalem Township School District, General Obligation Bonds, Series	7/06 at 100.00	AAA	1,450,758
	1996, 5.850%, 7/15/12 (Pre-refunded to 7/15/06) - FGIC Insured

1,450	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, The Student	11/06 at 100.00	AAA	1,535,608
	Cooperative Association Inc./Indiana University of Pennsylvania Student Union Project, Series
	1999A, 5.875%, 11/01/29 (Pre-refunded to 11/01/06) - AMBAC Insured

15,050	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 1995B, 5.500%,	9/05 at 101.00	AAA	15,735,227
	9/01/25 (Pre-refunded to 9/01/05) - AMBAC Insured

2,000	Sto-Rox School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000,	12/10 at 100.00	AAA	2,314,220
	5.800%, 6/15/30 (Pre-refunded to 12/15/10) - MBIA Insured

3,000	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue Bonds,	11/15 at 100.00	AAA	3,841,740
	Series 1991, 7.100%, 12/01/21 (Pre-refunded to 11/15/15) - FGIC Insured

5,450	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds,	No Opt. Call	AAA	7,438,106
	Series 1985A, 9.500%, 11/15/14

	Utilities - 9.3%

1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	1,313,337
	Refunding Bonds, Duquesne Light Company Project, Series 1999A, 4.350%, 12/01/13 - AMBAC Insured

2,565	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	2,777,100
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

4,000	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding	8/05 at 102.00	AAA	4,211,320
	Bonds, Pennsylvania Power and Light Company Project, Series 1995A, 6.150%, 8/01/29 - MBIA Insured

3,500	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	3,943,485
	Refunding Bonds, Montenay Montgomery County Project, Series 2002A, 5.250%, 11/01/13 - MBIA Insured

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003,	7/13 at 100.00	AAA	2,200,500
	5.375%, 7/01/19 - FSA Insured

700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	720,874
	5.000%, 9/01/26 (WI, settling 10/14/04) - FSA Insured

680	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 (WI,	No Opt. Call	AAA	743,689
	settling 10/14/04)

3,500	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Sixteenth Series 1999,	7/09 at 101.00	AAA	3,912,125
	5.500%, 7/01/13 - FSA Insured

3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding	3/12 at 101.00	Baa1	3,746,472
	Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20

	Water and Sewer - 19.2%

2,205	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,368,942
	Bonds, Series 2004, 5.000%, 11/15/20 - FSA Insured

1,000	Bucks County Water and Sewerage Authority, Pennsylvania, Collection System Revenue Bonds, Series	12/06 at 100.00	AAA	1,069,220
	1996, 5.550%, 12/01/17 - FGIC Insured

5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds,	10/12 at 100.00	AAA	5,169,200
	Philadelphia Water Company Project, Series 2001, 5.350%, 10/01/31 (Alternative Minimum Tax) -
	AMBAC Insured

	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds,
	Series 2001A:
5,325	5.100%, 5/01/20 - FGIC Insured	11/11 at 100.00	AAA	5,723,949
1,465	5.100%, 5/01/21 - FGIC Insured	11/11 at 100.00	AAA	1,563,433

1,400	Delaware County Regional Water Quality Authority, Pennsylvania, Sewer Revenue Bonds, Series 2004,	5/14 at 100.00	Aaa	1,536,401
	5.250%, 5/01/20 - MBIA Insured

5,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30 - MBIA	12/11 at 100.00	AAA	5,182,350
	Insured

2,000	Harrisburg Authority, Pennsylvania, Authority Water Revenue Bonds, Series 2004, 5.000%, 7/15/22 -	7/14 at 100.00	AAA	2,108,340
	FSA Insured

1,250	Lancaster Area Sewer Authority, Pennsylvania, Sewer Revenue Bonds, Series 2004, 5.000%, 4/01/20 -	4/14 at 100.00	AAA	1,337,300
	MBIA Insured

1,000	Lower Bucks County Joint Municipal Authority, Pennsylvania, Water and Sewerage Revenue Bonds,	11/08 at 100.00	Aaa	1,069,210
	Series 1998, 5.000%, 11/15/15 - FSA Insured

5,000	Luzerne County Industrial Development Authority, Exempt Facilities Revenue Refunding Bonds,	12/04 at 102.00	Aaa	5,141,400
	Pennsylvania Gas and Water Company Project, Series 1994A, 7.000%, 12/01/17 (Alternative Minimum
	Tax) (Pre-refunded to 12/01/04) - AMBAC Insured

	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 - FGIC Insured	11/12 at 100.00	AAA	6,047,222
10,260	5.000%, 11/01/31 - FGIC Insured	11/12 at 100.00	AAA	10,454,323

$361,345	Total Long-Term Investments (cost $359,872,156) - 149.4%			379,243,081

	Other Assets Less Liabilities - 2.6%			6,559,721

	Preferred Shares, at Liquidation Value - (52.0)%			(132,000,000)

	Net Assets Applicable to Common Shares - 100%			$253,802,802

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are normally
	considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At September 30, 2004, the cost of investments was $359,863,967.

	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$19,520,838
	Depreciation	(141,724)

	Net unrealized appreciation of investments	$19,379,114

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.